Debt Instruments - Changes in financial assets at FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets at beginning of period	$ 1,616,873
Valuation adjustments, FVTOCI	(6,705)	$ (6,724)	$ 3,565
Amounts reclassified to the consolidated income statement, FVTOCI	(41)	(781)	(843)
Financial assets at end of period	1,743,889	1,616,873
Debt instruments
Financial assets
Financial assets at beginning of period	513,568
Valuation adjustments, FVTOCI	(6,705)	(6,724)
Financial assets at end of period	466,396	513,568
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial assets
Financial assets at beginning of period	390,974	355,321	233,463
Net additions/(disposals), FVTOCI	(70,267)	43,105	119,141
Valuation adjustments, FVTOCI	(6,705)	(6,724)	3,560
Amounts reclassified to the consolidated income statement, FVTOCI, net of tax	(96)	(728)	(843)
Amounts reclassified to the consolidated income statement, FVTOCI	(113)	(781)
Financial assets at end of period	$ 313,906	$ 390,974	$ 355,321